Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment information
Schedule of segment performance

			Inter-
		Product	segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
Q2 2025

Revenue from spot voyages	156,459	—	—	156,459
Inter-segment revenue	19,973	—	(19,973)	—
Voyage expenses	(89,291)	—	—	(89,291)
Inter-segment expense	(8,563)	—	8,563	—
Net income from spot voyages	78,578	—	(11,410)	67,168
Revenue from time charter voyages	74,078	—	—	74,078
TCE income - Shipping [1]	152,656	—	(11,410)	141,246

Revenue from Product Services	—	813,364	—	813,364
Inter-segment revenue	—	8,563	(8,563)	—
Cost of cargo and delivery expenses	—	(776,701)	—	(776,701)
Inter-segment cost	—	(19,973)	19,973	—
Depreciation	—	(10,428)	—	(10,428)
Gross profit - Product Services [2]	—	14,825	11,410	26,235

Segment results	152,656	14,825	—	167,481

H1 2025

Revenue from spot voyages	337,550	—	—	337,550
Inter-segment revenue	30,125	—	(30,125)	—
Voyage expenses	(182,163)	—	—	(182,163)
Inter-segment expense	(14,199)	—	14,199	—
Net income from spot voyages	171,313	—	(15,926)	155,387
Revenue from time charter voyages	140,013	—	—	140,013
TCE income - Shipping [1]	311,326	—	(15,926)	295,400

Revenue from Product Services	—	1,428,410	—	1,428,410
Inter-segment revenue	—	14,199	(14,199)	—
Cost of cargo and delivery expenses	—	(1,379,968)	—	(1,379,968)
Inter-segment cost	—	(30,125)	30,125	—
Depreciation	—	(21,328)	—	(21,328)
Gross profit - Product Services [2]	—	11,188	15,926	27,114

Segment results	311,326	11,188	—	322,514

[1]

“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and spot voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.

[2]

Gross profit - Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels.

			Inter-
		Product	segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
Q2 2024

Revenue from spot voyages	217,534	—	—	217,534
Inter-segment revenue	5,409	—	(5,409)	—
Voyage expenses	(104,835)	—	—	(104,835)
Inter-segment expense	(14,362)	—	14,362	—
Net income from spot voyages	103,746	—	8,953	112,699
Revenue from time charter voyages	44,848	—	—	44,848
TCE income - Shipping [1]	148,594	—	8,953	157,547

Revenue from Product Services	—	614,107	—	614,107
Inter-segment revenue	—	14,362	(14,362)	—
Cost of cargo and delivery expenses	—	(591,444)	—	(591,444)
Inter-segment cost	—	(5,409)	5,409	—
Depreciation	—	(7,102)	—	(7,102)
Gross profit - Product Services [2]	—	24,514	(8,953)	15,561

Segment results	148,594	24,514	—	173,108

H1 2024

Revenue from spot voyages	474,558	—	—	474,558
Inter-segment revenue	36,303	—	(36,303)	—
Voyage expenses	(226,311)	—	—	(226,311)
Inter-segment expense	(33,878)	—	33,878	—
Net income from spot voyages	250,672	—	(2,425)	248,247
Revenue from time charter voyages	83,890	—	—	83,890
Inter-segment revenue	562	—	(562)	—
TCE income - Shipping [1]	335,124	—	(2,987)	332,137

Revenue from Product Services	—	1,356,532	—	1,356,532
Inter-segment revenue	—	33,878	(33,878)	—
Cost of cargo and delivery expenses	—	(1,280,833)	—	(1,280,833)
Inter-segment cost	—	(36,865)	36,865	—
Depreciation	—	(14,951)	—	(14,951)
Gross profit - Product Services [2]	—	57,761	2,987	60,748

Segment results	335,124	57,761	—	392,885
[1]

“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and spot voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.

[2]

Gross profit - Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels.

Schedule of reconciliation of segment results

	Q2 2025	Q2 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$’000
Total segment results for reportable segments	167,481	173,108	322,514	392,885
Vessel operating expenses	(32,030)	(20,501)	(61,717)	(42,471)
Time charter contracts (non-lease components)	(4,021)	(5,090)	(8,699)	(9,776)
General and administrative expenses	(17,138)	(17,863)	(37,981)	(34,596)
Charter hire expenses	(739)	(1,709)	(1,006)	(2,214)
Fair value (loss)/gain from equity financial asset	(1,172)	(89)	(1,172)	1,326
Finance lease income	137	177	308	197
Other operating (expense)/income - net	(738)	1,158	(1,576)	2,363
Depreciation - Shipping segment	(52,158)	(39,670)	(104,382)	(80,566)
Amortisation	(51)	(209)	(261)	(419)
Gain on disposal of vessels	—	—	32,051	20,391
Loss on derecognition of right-of-use assets (vessels)	(732)	—	(289)	—
Finance (expense)/income – net	(11,769)	55	(23,953)	(2,572)
Income tax expense	(3,632)	(4,460)	(3,822)	(9,874)
Profit after tax	43,438	84,907	110,015	234,674